Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Other Long-Term Liabilities

Other long-term liabilities consisted of the following:

	December 31, 2020	December 31, 2019
Non-current lease liabilities	142	152
Contingent consideration on business combinations	123	—
Deferred consideration	20	—
Other long-term employee benefits	97	81
Long-term liability related to public funding	42	47
Provision for restructuring	—	1
Others	64	49
Total	488	330